SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	6 Months Ended
	Feb. 28, 2021 Share $ / shares	Aug. 31, 2020 Share	Aug. 31, 2019 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	4,135,984	3,182,500	1,554,000
Number of share options exercisable in share-based payment arrangement	630,151
Weighted average remaining contractual life of outstanding share options	3 years 11 months 1 day
Options outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,497,500
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 6.58
Weighted average remaining contractual life of outstanding share options	4 years 9 months 18 days
Options outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,398,632
Number of share options exercisable in share-based payment arrangement	429,299
Exercise price of outstanding share options | $ / shares	$ 2.61
Weighted average remaining contractual life of outstanding share options	3 years 1 month 9 days
Options outstanding 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,239,852
Number of share options exercisable in share-based payment arrangement	200,852
Exercise price of outstanding share options | $ / shares	$ 1.81
Weighted average remaining contractual life of outstanding share options	3 years 9 months 3 days